SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail) - USD ($)	3 Months Ended		5 Months Ended	9 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Mar. 08, 2021	Sep. 30, 2021
Summary Of Significant Accounting Policy [Line Items]
Offering costs		$ 5,716
Underwriting fees			$ 4,400,000	$ 4,860,057
Other offering costs			891,472	581,484
Unrecognized tax benefits accrued for interest and penalties		0	0	0
Unrecognized tax benefits			0	$ 0
Shares excluded from calculation of diluted loss per share				11,523,444
Cash equivalents		$ 0	$ 0	$ 0
Over allotment vesting option period	45 days
Public Warrants
Summary Of Significant Accounting Policy [Line Items]
Warrants outstanding | shares				6,075,072
Private Placement Warrants [Member]
Summary Of Significant Accounting Policy [Line Items]
Warrants outstanding | shares				5,448,372
Initial Public Offering
Summary Of Significant Accounting Policy [Line Items]
Offering costs				$ 13,946,641
Underwriting fees				4,860,057
Deferred underwriting fees				8,505,100
Other offering costs				581,484
Offering costs charged to shareholders' equity				13,647,105
Initial Public Offering | Public Warrants
Summary Of Significant Accounting Policy [Line Items]
Offering costs				$ 299,523
Over-Allotment Option [Member]
Summary Of Significant Accounting Policy [Line Items]
Stock Issued During Period, Shares, New Issues	3,300,000
Class B Common Stock
Summary Of Significant Accounting Policy [Line Items]
Shares subject to forfeiture	825,000	825,000	249,928	249,928
Class B Common Stock | Over-Allotment Option [Member] | Founder Shares [Member] | Sponsor [Member]
Summary Of Significant Accounting Policy [Line Items]
Shares subject to forfeiture		825,000